INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS [Abstract]
Disclosure of detailed information about intangible assets [text block]

Total
US$’000
Cost:
Balance at 1 January 2017	10,259
Additions	19
Reclassified to assets held for sale (Note 39)	(2,951)
Effect of foreign currency exchange differences	1,075
Balance at 31 December 2017	8,402
Disposal	(550)
Effect of foreign currency exchange differences	(1,082)
Balance at 31 December 2018	6,770

Accumulated amortisation:
Balance at 1 January 2017	3,669
Amortisation	908
Reclassified to assets held for sale (Note 39)	(612)
Effect of foreign currency exchange differences	740
Balance at 31 December 2017	4,705
Amortisation	17
Disposal	(550)
Effect of foreign currency exchange differences	(1,079)
Balance at 31 December 2018	3,093

Impairment:
Balance at 1 January 2017	-
Impairment losses recognised in profit or loss	3,636
Balance at 31 December 2017 and 2018	3,636

Carrying Amount:
At 31 December 2018	41
At 31 December 2017	61